Long-term debt (Long-term Debt Outstanding) (Details) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 US$2,000 facility (North Atlantic Drilling) USD ($)	Dec. 31, 2013 US$2,000 facility (North Atlantic Drilling) USD ($)	Dec. 31, 2014 US$1,500 facility USD ($)	Dec. 31, 2013 US$1,500 facility USD ($)	Dec. 31, 2014 US$1,200 facility USD ($)	Dec. 31, 2013 US$1,200 facility USD ($)	Dec. 31, 2014 Credit facility US$700 [Member] USD ($)	Dec. 31, 2013 Credit facility US$700 [Member] USD ($)	Dec. 31, 2013 Credit facility US$1,121 USD ($)	Dec. 31, 2014 US$400 facility USD ($)	Dec. 31, 2013 US$400 facility USD ($)	Dec. 31, 2014 US$550 facility USD ($)	Dec. 31, 2013 US$550 facility USD ($)	Dec. 31, 2014 $420 facility USD ($)	Dec. 31, 2013 $420 facility USD ($)	Dec. 31, 2014 US$440 facility USD ($)	Dec. 31, 2013 US$440 facility USD ($)	Dec. 31, 2014 Credit facility US$450 -Eclipse [Member] USD ($)	Dec. 31, 2013 Credit facility US$450 -Eclipse [Member] USD ($)	Dec. 31, 2014 US$1,450 facility USD ($)	Dec. 31, 2013 US$1,450 facility USD ($)	Dec. 31, 2014 US$360 facility (Asia Offshore Drilling) USD ($)	Dec. 31, 2013 US$360 facility (Asia Offshore Drilling) USD ($)	Dec. 31, 2014 Credit facility US$300 [Member] USD ($)	Dec. 31, 2013 Credit facility US$300 [Member] USD ($)	Dec. 31, 2014 $1,750 facility (Sevan Drilling) USD ($)	Dec. 31, 2013 $1,750 facility (Sevan Drilling) USD ($)	Dec. 31, 2014 $150 facility USD ($)	Dec. 31, 2013 $150 facility USD ($)	Oct. 31, 2013 $150 facility USD ($)	Dec. 31, 2014 Credit facility US$450 -Eminence [Member] USD ($)	Dec. 31, 2013 Credit facility US$450 -Eminence [Member] USD ($)	Dec. 31, 2014 Credit Facility $1,500 - 2014 USD ($)	Dec. 31, 2013 Credit Facility $1,500 - 2014 USD ($)	Dec. 31, 2014 Credit Facility $1,350 USD ($)	Dec. 31, 2013 Credit Facility $1,350 USD ($)	Dec. 31, 2014 Total Bank Loans and other USD ($)	Dec. 31, 2013 Total Bank Loans and other USD ($)	Dec. 31, 2014 Bonds USD ($)	Dec. 31, 2013 Bonds USD ($)	Dec. 31, 2014 Credit facility, Ship Finance International Loans, $420 facility USD ($)	Dec. 31, 2013 Credit facility, Ship Finance International Loans, $420 facility USD ($)	Dec. 31, 2014 Credit facility, Ship Finance International Loans, $375 facility USD ($)	Dec. 31, 2013 Credit facility, Ship Finance International Loans, $375 facility USD ($)	Dec. 31, 2014 Credit facility, Ship Finance International Loans, $390 facility USD ($)	Dec. 31, 2013 Credit facility, Ship Finance International Loans, $390 facility USD ($)	Dec. 31, 2014 Credit facility, Ship Finance International Loans, $475 facility USD ($)	Dec. 31, 2013 Credit facility, Ship Finance International Loans, $475 facility USD ($)	Dec. 31, 2014 Total Ship Finance Facilities USD ($)	Dec. 31, 2013 Total Ship Finance Facilities USD ($)	Dec. 31, 2014 Convertible bonds USD ($)	Dec. 31, 2013 Convertible bonds USD ($)	Dec. 31, 2014 Total Bonds USD ($)	Dec. 31, 2013 Total Bonds USD ($)	Dec. 31, 2014 Other credit facilities with corresponding restricted cash deposit [Member] USD ($)	Dec. 31, 2014 Other credit facilities with corresponding restricted cash deposit [Member] NOK	Dec. 31, 2013 Other credit facilities with corresponding restricted cash deposit [Member] USD ($)	Dec. 31, 2014 Long-term Debt Credit facility US$1,121 USD ($)	Dec. 31, 2013 Affiliated Entity Metrogas Credit facility US$1,121 USD ($)
Debt Instrument [Line Items]
Long-term Debt	$ 12,620.0	$ 13,466.0	$ 1,367.0	$ 1,503.0	$ 0	$ 706.0	$ 0	$ 733.0	$ 420.0	$ 490.0	$ 912.0	$ 280.0	$ 320.0	$ 0	$ 440.0	$ 351.0	$ 0	$ 258.0	$ 293.0	$ 416.0	$ 450.0	$ 433.0	$ 1,390.0	$ 309.0	$ 345.0	$ 210.0	$ 234.0	$ 1,225.0	$ 1,400.0	$ 150.0	$ 150.0	$ 150.0	$ 397.0	$ 450.0	$ 1,469.0	$ 0	$ 1,317.0	$ 0	$ 8,602.0	$ 8,976.0	$ 2,856.0	$ 2,584.0	$ 0	$ 387.0	$ 284.0	$ 362.0	$ 303.0	$ 383.0	$ 451.0	$ 0	$ 1,038.0	$ 1,132.0	$ 0	$ 577.0	$ 2,856.0	$ 3,161.0	$ 124.0	919.0	$ 197.0	$ 0	$ 72.0
Current portion of long-term debt	2,309	1,566
Long-term debt	$ 10,311	$ 11,900